LONG-TERM DEBT - 2016 Notes (Details) $ in Thousands	Jun. 30, 2016 USD ($)
2016 Notes
LONG-TERM DEBT
Principal	$ 350,000
Series A
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	4.54%
Series B
LONG-TERM DEBT
Principal	$ 200,000
Interest rate	4.84%
Series C
LONG-TERM DEBT
Principal	$ 50,000
Interest rate	4.94%